Revenue - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [abstract]
Revenue recognized in current reporting period related to carried-forward contract liabilities for performance obligation not satisfied in prior year	$ 0	$ 565